Document and Entity Information	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Entity Registrant Name	BRITISH AMERICAN TOBACCO P.L.C.
Entity Central Index Key	0001303523
Current Fiscal Year End Date	--12-31
Entity File Number	001-38159
Entity Address, Address Line One	Globe House
Entity Address, Address Line Two	4 Temple Place
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2R 2PG